STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2013
STOCK-BASED COMPENSATION [Abstract]
Schedule of Option Activity

-	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding December 31, 2012	28,691	$0.44	5.0	--
Options granted under the plan	--			--
Options forfeited and expired	--			--
Options exercisable and Outstanding at June 30, 2013	28,691	$0.44	4.5	--